Revenue - Summary of Revenue (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Telecommunication services	₺ 15,115,816	₺ 12,883,974	₺ 11,972,443
Equipment revenues	1,159,500	624,352	254,582
Revenue from financial services	605,663	184,698
Revenue and commission fees on betting business	355,907	284,496	277,525
Call center revenues	232,679	198,564	187,840
Other	162,499	109,477	77,025
Total revenue	₺ 17,632,064	₺ 14,285,561	₺ 12,769,415